Cover	Nov. 17, 2021	Nov. 15, 2021
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Nov. 15, 2021
Entity File Number		000-55191
Entity Registrant Name		BRAZIL MINERALS, INC.
Entity Central Index Key		0001540684
Entity Tax Identification Number		39-2078861
Entity Incorporation, State or Country Code		NV
Entity Address, Address Line One		Rua Vereador João Alves Praes nº 95-A
Entity Address, City or Town	Olhos D’Água, MG
Entity Address, Country		BR
Entity Address, Postal Zip Code		39398-000
City Area Code		(833)
Local Phone Number		661-7900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Information, Former Legal or Registered Name		Not applicable